AVAILABLE-FOR-SALE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
Available-for-sale Securities [Table Text Block]

Available –for –sale securities consist of marketable funds, marketable securities and stock options and are summarized as follows:

	2012		2011
		Fair		Fair
		Market		Market
	Cost $	value $	Cost $	value $

Public traded securities	1,177	-	30,560	17,873
Marketable funds	735,215	761,888	609,234	629,082
Stock options	-	-	7,302	3,868
Total	736,392	761,888	647,096	650,823

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The fair value of the above options granted is estimated on the date of the grant and the date of the year end by using Black-Scholes option pricing model with weights average assumptions for grants as follows:

2011
Stock price	$0.41-$0.50
Risk-free interest rate	1.64%-0.97%
Expected life of options	1.17-0.25 years
Annualized volatility	93.26%-65.84%
Dividend rate	0%
Calculated fair value	$0.0026-$0.1975